Subsequent Events (Details) - Subsequent event - $ / shares	Jul. 26, 2024	Jul. 19, 2024
Quarterly Unit Cash Distribution from May 12, 2024 to August 11, 2024 | Series A Preferred
Subsequent Events
Distribution Made To Limited Partner And General Partner Announcement Date		Jul. 19, 2024
Distribution made to limited partner, distributions paid per unit		$ 0.5625
Distributions per unit declared - distribution date		August 15, 2024
Distributions per unit declared - record date		August 5, 2024
Quarterly Unit Cash Distribution from May 22, 2024 to August 21, 2024 | Series B Preferred
Subsequent Events
Distribution Made To Limited Partner And General Partner Announcement Date	Jul. 26, 2024
Distribution made to limited partner, distributions paid per unit	$ 0.714537806
Distributions per unit declared - distribution date	August 22, 2024
Distributions per unit declared - record date	August 15, 2024